Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,774	630	731	10,673	647	1,002
Service cost	5	—	—	3	—	—
Interest cost	412	24	28	422	26	39
Plan participants’ contributions	—	—	40	—	—	72
Actuarial loss (gain)	634	46	(102)	336	9	(82)
Benefits paid	(651)	(79)	(88)	(649)	(52)	(132)
Medicare Part D subsidy	—	—	1	—	—	9
Amendment	—	—	—	—	—	(177)
Settlement	(74)	—	—	—	—	—
Foreign exchange impact	10	—	1	(11)	—	—
Benefit obligation at end of year	11,110	621	611	10,774	630	731
Change in plan assets:
Fair value of plan assets at beginning of year	10,120	—	549	8,836	—	568
Actual return on plan assets	1,253	—	56	642	—	30
Employer contribution	11	79	7	1,303	52	2
Plan participants’ contributions	—	—	40	—	—	72
Benefits paid	(651)	(79)	(88)	(649)	(52)	(132)
Medicare Part D subsidy	—	—	1	—	—	9
Settlement	(74)	—	—	—	—	—
Foreign exchange impact	8	—	—	(12)	—	—
Fair value of plan assets at end of year	10,667	—	565	10,120	—	549
Funded status at end of year	$(443)	(621)	(46)	(654)	(630)	(182)
Amounts recognized on the balance sheet at end of year: Liabilities	$(443)	(621)	(46)	(654)	(630)	(182)

Pension Plans with Benefit Obligations in Excess of Plan Assets
Table 21.2 provides information for pension plans with benefit obligations in excess of plan assets.

Table 21.2: Pension Plans with Benefit Obligations in Excess of Plan Assets

	Dec 31,	Dec 31,
(in millions)	2017	2016
Projected benefit obligation	$11,721	11,398
Accumulated benefit obligation	11,717	11,395
Fair value of plan assets	10,656	10,113

Net Periodic Benefit Cost and Other Comprehensive Income
Table 21.3 presents the components of net periodic benefit cost and other comprehensive income (OCI).

Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2017			December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$5	—	—	3	—	—	2	—	6
Interest cost	412	24	28	422	26	39	429	25	42
Expected return on plan assets	(652)	—	(30)	(608)	—	(30)	(644)	—	(35)
Amortization of net actuarial loss (gain)	148	11	(9)	146	12	(5)	108	18	(4)
Amortization of prior service credit	—	—	(10)	—	—	(2)	—	—	(3)
Settlement loss	7	6	—	5	2	—	—	13	—
Curtailment gain	—	—	—	—	—	—	—	—	(43)
Net periodic benefit cost	(80)	41	(21)	(32)	40	2	(105)	56	(37)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	33	46	(128)	302	9	(82)	560	(25)	(23)
Amortization of net actuarial gain (loss)	(148)	(11)	9	(146)	(12)	5	(108)	(18)	4
Prior service cost (credit)	1	—	—	—	—	(177)	—	—	18
Amortization of prior service credit	—	—	10	—	—	2	—	—	3
Settlement	(8)	(6)	—	(5)	(2)	—	—	(13)	—
Total recognized in other comprehensive income	(122)	29	(109)	151	(5)	(252)	452	(56)	2
Total recognized in net periodic benefit cost and other comprehensive income	$(202)	70	(130)	119	35	(250)	347	—	(35)

Benefits Recognized in Cumulative OCI
Table 21.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 21.4: Benefits Recognized in Cumulative OCI

	December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,156	192	(360)	3,279	163	(242)
Net prior service credit	—	—	(166)	(1)	—	(175)
Total	$3,156	192	(526)	3,278	163	(417)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost
Table 21.5 presents the weighted-average discount rates used to estimate the projected benefit obligation for pension benefits.

Table 21.5: Discount Rates Used to Estimate Projected Benefit Obligation

	December 31, 2017			December 31, 2016
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	3.65%	3.55	3.54	4.00	4.00	4.00

Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2017			December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	3.98%	3.93	4.00	3.99	4.11	4.16	4.00	3.60	4.00
Expected return on plan assets	6.70	N/A	5.75	6.75	N/A	5.75	7.00	N/A	6.00

(1)	The discount rate includes the impact of interim remeasurements as applicable.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2018	$789	54	48
2019	797	52	48
2020	775	50	48
2021	774	49	47
2022	768	46	46
2023-2027	3,426	206	205

Pension and Other Benefits Plan Assets
Table 21.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. In accordance with accounting guidance that we adopted effective January 1, 2016, we do not classify an investment in the fair value hierarchy (Level 1, 2 or 3), if we use the non-published net asset value (NAV) per share (or its equivalent) that has been communicated to us as an investor as a practical expedient to measure fair value. We generally use NAV per share as the fair value measurement for certain investments, including some hedge funds and real estate holdings. Investments with published NAVs continue to be classified in the fair value hierarchy. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.
Table 21.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2017
Cash and cash equivalents	$1	234	—	235	85	23	—	108
Long duration fixed income (1)	875	4,424	—	5,299	—	—	—	—
Intermediate (core) fixed income (2)	—	255	—	255	—	185	—	185
High-yield fixed income	—	267	—	267	—	—	—	—
International fixed income	60	223	—	283	—	—	—	—
Domestic large-cap stocks (3)	825	300	—	1,125	—	130	—	130
Domestic mid-cap stocks	227	133	—	360	—	34	—	34
Domestic small-cap stocks	224	12	—	236	—	20	—	20
Global stocks (4)	89	391	—	480	—	—	—	—
International stocks (5)	542	257	—	799	23	38	—	61
Emerging market stocks	—	305	—	305	—	—	—	—
Real estate	157	31	20	208	—	—	—	—
Hedge funds/absolute return	62	28	—	90	—	—	—	—
Other	—	72	8	80	3	—	23	26
Plan investments - excluding investments at NAV	$3,062	6,932	28	10,022	111	430	23	564
Investments at NAV (6)				594				—
Net receivables				51				1
Total plan assets				$10,667				565
December 31, 2016
Cash and cash equivalents	$4	275	—	279	103	5	—	108
Long duration fixed income (1)	868	4,023	19	4,910	—	—	—	—
Intermediate (core) fixed income (2)	—	307	—	307	—	98	—	98
High-yield fixed income	5	258	—	263	—	—	—	—
International fixed income	54	261	—	315	—	—	—	—
Domestic large-cap stocks (3)	750	316	—	1,066	—	68	—	68
Domestic mid-cap stocks	205	124	—	329	—	18	—	18
Domestic small-cap stocks	185	12	—	197	—	10	—	10
Global stocks (4)	90	372	—	462	—	—	—	—
International stocks (5)	515	221	—	736	21	11	—	32
Emerging market stocks	—	277	—	277	—	—	—	—
Real estate	116	1	25	142	—	—	—	—
Hedge funds/absolute return	59	53	—	112	—	—	—	—
Other	—	77	8	85	3	—	23	26
Plan investments - excluding investments at NAV	$2,851	6,577	52	9,480	127	210	23	360
Investments at NAV (6)				592				189
Net receivables				48				—
Total plan assets				$10,120				549

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg Barclays Capital U.S. Aggregate Bond Index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of four unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across five unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)	Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 21.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 21.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2017
Pension plan assets:
Long duration fixed income	$19	—	—	—	(19)	—
High-yield fixed income	—	—	—	—	—	—
Real estate	25	(3)	5	(4)	(3)	20
Other	8	—	—	—	—	8
Total pension plan assets	$52	(3)	5	(4)	(22)	28
Other benefits plan assets:
Other	$23	—	—	—	—	23
Total other benefit plan assets	$23	—	—	—	—	23
Year ended December 31, 2016
Pension plan assets:
Long duration fixed income	$16	—	—	3	—	19
High-yield fixed income	4	—	—	(3)	(1)	—
Real estate	33	6	(1)	(13)	—	25
Other	8	—	—	—	—	8
Total pension plan assets	$61	6	(1)	(13)	(1)	52
Other benefits plan assets:
Other	$23	1	—	(1)	—	23
Total other benefit plan assets	$23	1	—	(1)	—	23

(1)	All unrealized gains (losses) relate to instruments held at period end.

Other Expenses
Table 21.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 21.10: Other Expenses

	Year ended December 31,
(in millions)	2017	2016	2015
Operating losses	$5,492	1,608	1,871
Outside professional services	3,813	3,138	2,665
Contract services	1,369	1,203	978
Operating leases	1,351	1,329	278
Cardholder rewards and rebates (1)	1,201	1,047	863
Outside data processing	891	888	985

(1)	Noninterest income from card fees is net of cardholder rewards and rebates expense.